Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2023	2024	2025
Percentage of the Group’s total revenue
Customer A	19%	19%	25%
Customer B	18%	12%	*
Customer C	11%	14%	15%

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2025
Percentage of the Group’s accounts receivable
Customer D	16%	13%
Customer E	10%	12%
Customer F	15%	*	%
Customer G	22%	*	%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Group’s total purchase
Supplier A	17%	12%	15%
Supplier B	23%	19%	13%

*	represent percentage less than 10%